LOANS PAYABLE - SBA - EIDL LOAN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LOANS PAYABLE-SBA-EIDL LOAN
Schedule of future minimum principal repayments of the SBA,EIDL loans payable

For the Twelve Months Ending June 30,
2023	$8,316
2024	14,551
2025	15,106
2026	15,682
2027	16,280
Thereafter	730,065
$800,000

For the Fiscal Years Ending
2022	$1,460
2023	14,062
2024	14,826
2025	15,391
2026	15,979
Thereafter	738,282
$800,000